Related Party Transactions	12 Months Ended
Dec. 31, 2022
Related Party Transactions [Abstract]
Related Party Transactions
Note 27 - Related Party Transactions
a) Transactions with entities over which we have significant influence
We provided three rigs on a bareboat basis to Perfomex to service its contract with Opex and two rigs on a bareboat basis to Perfomex II to service its contract with Akal. Perfomex and Perfomex II provided the jack-up rigs under traditional dayrate and technical service agreements to Opex and Akal, respectively. This structure enabled Opex and Akal to provide bundled integrated well services to Pemex. Effective October 20, 2022, we provide all five rigs on a bareboat basis to Perfomex, to service its contracts with Opex. The bareboat revenue from these contracts is recognized as "Related party revenue" in the Consolidated Statements of Operations.
The potential revenue earned by Opex and Akal was fixed under each of the Pemex contracts, while Opex and Akal managed the drilling services and related costs on a per well basis. The revenue from these contracts was also recognized as "Related party revenue" in the Consolidated Statements of Operations.
On August 4, 2021, the Company executed a Stock Purchase Agreement between BMV and Operadora for the sale of the Company's 49% interest in each of the Opex and Akal joint ventures, as well as the acquisition of a 2% incremental interest in each of Perfomex and Perfomex II joint ventures. The sale was completed on the same date and on this date Opex and Akal ceased to be a related parties. Until their sale, as a 49% shareholder we were required to fund any capital shortfall in Opex or Akal should the Board of Opex or Akal make cash calls to the shareholders under the provisions of the Shareholders Agreement (see Note 7 - Equity Method Investments).
Management services revenue and bareboat revenues from our related parties for the years ended December 31, 2022, 2021 and 2020 consisted of the following:

	For the Years Ended December 31,
(In $ millions)	2022	2021	2020
Management Services Revenue - Perfomex	—	5.0	10.9
Management Services Revenue - Perfomex II	—	3.0	7.5
Management Services Revenue - Opex	—	—	1.1
Bareboat Revenue - Perfomex	60.2	22.2	17.5
Bareboat Revenue - Perfomex II	24.9	9.3	5.3
Total	85.1	39.5	42.3

Funding (received from)/provided to our joint ventures for the years ended December 31, 2022, 2021 and 2020 consisted of the following(1):

	As of December 31,
(In $ millions)	2022	2021	2020
Perfomex	—	(31.6)	10.8
Perfomex II	—	(9.5)	9.4
Opex	—	(3.7)	3.6
Akal	—	(1.7)	1.7
Total	—	(46.5)	25.5

(1) Funding provided to our joint ventures is included in "Equity method investments" in the Consolidated Balance Sheets (see Note 7 - Equity Method Investments).
Receivables: The balances with the joint ventures as of December 31, 2022 and 2021 consisted of the following:

	As of December 31,
(In $ millions)	2022	2021
Perfomex	62.9	40.8
Perfomex II	2.7	7.8
Total	65.6	48.6
b) Transactions with Other related parties

Expenses: The transactions with other related parties for the years ended December 31, 2022, 2021 and 2020 consisted of the following:

	For the Years Ended December 31,
(In $ millions)	2022	2021	2020
Magni Partners Limited (1)	0.5	0.9	1.0
Schlumberger Limited (2)	—	—	6.9
Total	0.5	0.9	7.9

(1) Magni Partners Limited ("Magni") is a party to a Corporate Services Agreement with the Company, pursuant to which it provides strategic advice and assists in sourcing investment opportunities, financing and other such services as the Company wishes to engage, at the Company's option. There is both a fixed and variable element of the agreement, with the fixed cost element representing Magni's fixed costs and any variable element being at the Company's discretion. Mr. Tor Olav Trøim, the Chairman of our Board, is the sole owner of Magni.

(2) Schlumberger Limited ("Schlumberger") is one of our larger shareholders, holding 3.3% as at December 31, 2022. Until his appointment as our Chief Executive Officer, Patrick Schorn, formerly Executive Vice President ("EVP") of Wells at Schlumberger Limited, was a Director on our Board. Following Mr Schorn's departure as EVP of Wells from Schlumberger on August 31, 2020, Schlumberger ceased to be a related party. The table above includes the expenses incurred for the year ended December 31, 2020, as during this period Schlumberger was considered a related party.

Additional paid in capital: The transactions with other related parties for years ended December 31, 2022, 2021 and 2020 consisted of the following:

	For the Years Ended December 31,
(In $ millions)	2022	2021	2020
Magni Partners Limited (1)	1.6	—	—
Total	1.6	—	—

(1) The above relates to fees directly attributable to the Company's Equity Offering and therefore have been recognized in "Additional paid in capital" in our Consolidated Balance Sheets.